INTANGIBLE ASSETS, NET (Schedule of Intangible Assets Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 415
Thereafter	73
Intangible assets, net	$ 488	$ 1,431